Statements Of Consolidated Cash Flows - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Cash flows — investing activities:
Cash and cash equivalents — beginning balance			$ 843
Cash and cash equivalents — ending balance	$ 843		1,487
Successor
Cash flows — operating activities:
Net income (loss)	(163)		(254)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization	285		835
Deferred income tax expense (benefit), net	(76)		418
Unrealized net (gain) loss from mark-to-market valuations of derivatives	176		116
Gain on extinguishment of LSTC	0		0
Net loss from adopting fresh start reporting	0		0
Contract claims adjustments of Predecessor	0		0
Noncash adjustment for estimated allowed claims related to debt	0		0
Adjustment to intercompany claims pursuant to Settlement Agreement	0		0
Impairment of goodwill	0		0
Impairment of long-lived assets	0		25
Write-off of intangible and other assets	0		0
Impacts of Tax Receivables Agreement	22		(213)
Increase in asset retirement obligation liability	0		112
Accretion expense	6		60
Other, net	1		69
Changes in operating assets and liabilities:
Affiliate accounts receivable/payable — net	0		0
Accounts receivable — trade	135		7
Inventories	3		22
Accounts payable — trade	(79)		(30)
Commodity and other derivative contractual assets and liabilities	(48)		(1)
Margin deposits, net	(193)		146
Accrued interest	32		(10)
Alcoa contract settlement	0		238
Tax Receivable Agreement payment	0		26
Major plant outage deferral	0		(66)
Other — net assets	(2)		4
Other — net liabilities	(18)		(66)
Cash provided by (used in) operating activities	81		1,386
Cash flows — financing activities:
Repayments/repurchases of debt	0		(191)
Incremental Term Loan B Facility	1,000		0
Special dividend	(992)		0
Net proceeds from issuance of preferred stock	0		0
Payments to extinguish claims of TCEH first lien creditors	0		0
Cash distributed for TCEH unsecured claims	0		0
Payment to extinguish claims of TCEH unsecured creditors	0		0
TCEH DIP Roll Facilities and DIP Facility financing fees	0		0
Other, net	(2)		(10)
Cash provided by (used in) financing activities	6		(201)
Cash flows — investing activities:
Capital expenditures	(48)		(114)
Nuclear fuel purchases	(41)		(62)
Solar development expenditures	0		(190)
Odessa Acquisition	0		(355)
Lamar and Forney acquisition — net of cash acquired	0		0
Changes in restricted cash	48		186
Proceeds from sales of nuclear decommissioning trust fund securities	25		252
Investments in nuclear decommissioning trust fund securities	(30)		(272)
Notes/advances due from affiliates	0		0
Other, net	1		14
Cash used in investing activities	(45)		(541)
Net change in cash and cash equivalents	42		644
Cash and cash equivalents — beginning balance	801		843
Cash and cash equivalents — ending balance	843	$ 801	$ 1,487
Predecessor
Cash flows — operating activities:
Net income (loss)		22,851		$ (4,677)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization		532		995
Deferred income tax expense (benefit), net		(1,270)		(883)
Unrealized net (gain) loss from mark-to-market valuations of derivatives		36		(119)
Gain on extinguishment of LSTC		(24,344)		0
Net loss from adopting fresh start reporting		2,013		0
Contract claims adjustments of Predecessor		13		54
Noncash adjustment for estimated allowed claims related to debt		0		896
Adjustment to intercompany claims pursuant to Settlement Agreement		0		(1,037)
Impairment of goodwill		0		2,200
Impairment of long-lived assets		0		2,541
Write-off of intangible and other assets		45		84
Impacts of Tax Receivables Agreement		0		0
Increase in asset retirement obligation liability		0		0
Accretion expense		0		0
Other, net		63		57
Changes in operating assets and liabilities:
Affiliate accounts receivable/payable — net		31		(4)
Accounts receivable — trade		(216)		17
Inventories		71		34
Accounts payable — trade		26		40
Commodity and other derivative contractual assets and liabilities		29		27
Margin deposits, net		(124)		129
Accrued interest		(10)		2
Alcoa contract settlement		0		0
Tax Receivable Agreement payment		0		0
Major plant outage deferral		0		0
Other — net assets		(3)		(22)
Other — net liabilities		19		(97)
Cash provided by (used in) operating activities		(238)		237
Cash flows — financing activities:
Repayments/repurchases of debt		(2,655)		(21)
Incremental Term Loan B Facility		0		0
Special dividend		0		0
Net proceeds from issuance of preferred stock		69		0
Payments to extinguish claims of TCEH first lien creditors		(486)		0
Cash distributed for TCEH unsecured claims		(429)		0
Payment to extinguish claims of TCEH unsecured creditors		4,680		0
TCEH DIP Roll Facilities and DIP Facility financing fees		(112)		(9)
Other, net		(8)		0
Cash provided by (used in) financing activities		1,059		(30)
Cash flows — investing activities:
Capital expenditures		(230)		(337)
Nuclear fuel purchases		(33)		(123)
Solar development expenditures		0		0
Odessa Acquisition		0		0
Lamar and Forney acquisition — net of cash acquired		(1,343)		0
Changes in restricted cash		233		(123)
Proceeds from sales of nuclear decommissioning trust fund securities		201		401
Investments in nuclear decommissioning trust fund securities		(215)		(418)
Notes/advances due from affiliates		(41)		(37)
Other, net		8		(13)
Cash used in investing activities		(1,420)		(650)
Net change in cash and cash equivalents		(599)		(443)
Cash and cash equivalents — beginning balance	$ 801	1,400		1,843
Cash and cash equivalents — ending balance		$ 801		$ 1,400